Class I and Class Z [Member] Average Annual Total Returns - Class I and Class Z [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI All Cap Index (net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.13%	10.71%	11.42%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	10.33%	5.39%	9.38%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.18%	4.02%	7.90%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.60%	4.05%	7.34%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.22%	5.30%	9.28%